Trade and other receivables, deposits and prepayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables, deposits and prepayments
Trade receivables	¥ 6,193	¥ 7,772
Other receivables	1,460	1,550
Deposits	17,976	15,204
Prepayments	31,030	31,471
Advances to employees	720	41
Less: Non-current portion
Prepayments and deposits	(25,299)	(16,574)
Current portion	¥ 25,887	31,692
Age of trade receivables	30 days
Trade and other receivables , Gross	¥ 51,186	¥ 48,266